Income taxes:	12 Months Ended
Mar. 31, 2011
Income taxes:

17. Income taxes:

The components of income from continuing operations before income tax comprise the following:

	Yen in millions			U.S. dollars in thousands

	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Income from continuing operations before income taxes:
The Company and domestic subsidiaries	¥20,396	¥16,666	¥20,146	$242,285
Foreign subsidiaries	26,874	58,517	59,379	714,119

	¥47,270	¥75,183	¥79,525	$956,404

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year Ended March 31, 2011
	2009	2010	2011
Current income tax expense:
The Company and domestic subsidiaries	¥5,960	¥9,227	¥14,276	$171,690
Foreign subsidiaries	4,345	9,043	8,753	105,267

Total current	10,305	18,270	23,029	276,957

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	1,908	198	(3,861)	(46,434)
Foreign subsidiaries	262	(938)	(635)	(7,637)

Total deferred	2,170	(740)	(4,496)	(54,071)

Total provision	¥12,475	¥17,530	¥18,533	$222,886

NIDEC is subject to a number of different income taxes, which, in the aggregate, indicate a statutory rate in Japan of approximately 41.0% in 2009, 2010 and 2011. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2009	2010	2011
Statutory tax rate	41.0%	41.0%	41.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(18.9)	(23.2)	(21.6)
Tax (benefit) on undistributed earnings	(1.1)	3.3	(0.1)
Valuation allowance	3.6	0.4	(1.7)
Liabilities for unrecognized tax benefits	(0.2)	3.4	5.5
Accumulated earnings tax of foreign subsidiaries	1.0	(0.1)	0.3
Other	1.0	(1.5)	(0.1)

Effective income tax rate	26.4%	23.3%	23.3%

The effective income tax rate for the year ended March 31, 2010 and 2011 was stable at 23.3%. The fluctuation of the components of effective tax rate was primarily due to an increase in liabilities for unrecognized tax benefits and tax benefit in foreign subsidiaries, which offset by decreases in tax (benefit) on undistributed earnings and valuation allowance.

Tax benefit in foreign subsidiaries primarily relates to income sourced from foreign subsidiaries mainly in Thailand and the Philippines.

In Thailand, NIDEC received privileges under the promotional certificates issued in May 2005, December 2006 and March 2010. Under these privileges, NIDEC received an exemption from corporate income tax for a period of five to eight years from the date of commencement of certain revenue-generating activities identified by the promotional certificate.

In the Philippines, NIDEC received certain tax incentives in October 2003, which included an income tax holiday for four years. In September 2007 the income tax holiday was extended for two years. In September 2009 the income tax holiday was extended for one year. In September 2010 the income tax holiday was extended for one year. In April 2007 NIDEC received another income tax holiday of a new project for four years. This income tax holiday will be extended more for two years.

The aggregate dollar and per share effects of tax holidays are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Aggregate amounts of tax holidays	¥4,879	¥6,979	¥6,839	$82,249

	Yen			U.S. dollars
Per share—basic	¥33.97	¥50.10	¥49.13	$0.59

Diluted	¥33.46	¥50.10	¥47.44	$0.57

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Inventories	¥2,026	¥2,474	$29,753
Property, plant and equipment	7,213	6,894	82,910
Accrued bonus	2,714	2,497	30,030
Accrued enterprise tax	233	252	3,031
Pension and severance plans	6,115	4,617	55,526
Operating loss carryforwards for tax purposes	4,436	5,000	60,132
Foreign tax credit	3,545	7,222	86,855
Accrued vacation	829	859	10,331
Accrued expenses	895	1,550	18,641
Other	1,639	1,485	17,860

Gross deferred tax assets	29,645	32,850	395,069
Less—Valuation allowance	(7,606)	(6,235)	(74,985)

Net deferred tax assets	22,039	26,615	320,084

Deferred tax liabilities:
Basis difference of acquired assets	(2,966)	(2,672)	(32,135)
Undistributed earnings not permanently reinvested	(2,830)	(2,428)	(29,200)
Marketable securities	(1,275)	(1,401)	(16,849)
Intangible assets	(608)	(1,207)	(14,516)
Other	(163)	(254)	(3,054)

Gross deferred tax liabilities	(7,842)	(7,962)	(95,754)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Operating loss carryforwards for tax purposes of consolidated subsidiaries on March 31, 2011 amounted to approximately ¥17,212 million ($206,999 thousand) and are available as an offset against future taxable income of such subsidiaries.

With the exception of ¥4,739 million ($56,993 thousand) with no expiration period, total available operating loss carryforwards expire at various dates primarily up to 7 years.

The valuation allowance mainly relates to deferred tax assets of consolidated subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in thousands
	March 31			March 31, 2011
	2009	2010	2011
Valuation allowance at beginning of year	¥(6,455)	¥(7,026)	¥(7,606)	$(91,473)
Additions	(1,719)	(1,693)	(1,535)	(18,461)
Deductions	1,178	1,113	2,906	34,949
Impact of acquisition of companies	(30)	—	—	—

Valuation allowance at end of year	¥(7,026)	¥(7,606)	¥(6,235)	$(74,985)

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Other current assets	¥5,651	¥6,963	$83,740
Other non-current assets	12,153	15,526	186,723
Deferred tax liabilities:
Other current liabilities	(181)	(406)	(4,882)
Other long-term liabilities	(3,426)	(3,430)	(41,251)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Management of NIDEC intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. As a result, no deferred tax liability has been recorded on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future, aggregating ¥137,231 million ($1,650,403 thousand) as of March 31, 2011. NIDEC estimates an additional deferred tax liability of ¥11,726 million ($141,022 thousand) would be required at such time if the full amount of these accumulated earnings were expected to be remitted.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions			U.S. dollars in thousands
	March 31,			March 31, 2011
	2009	2010	2011
Balance at April 1	¥2,374	¥2,374	¥4,887	$58,773
Additions for tax positions of the current year	—	2,944	4,312	51,858
Additions for tax positions of prior years	—	—	—	—
Reductions for tax positions of prior years	—	(431)	—	—
Lapse of the applicable statute of limitations	—	—	—	—
Settlements	—	—	—	—

Balance at March 31	¥2,374	¥4,887	¥9,199	$110,631

Total amount of unrecognized tax benefits that would reduce the effective tax rate, if recognized, is ¥9,199 million ($110,631 thousand).

Although NIDEC believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. A significant change to the unrecognized tax benefits might occur within the next twelve months. NIDEC does not expect that such change will have a significant impact on consolidated results of operations and financial position.

NIDEC recognizes interest and penalties related to unrecognized tax benefits as a component of other, net in the consolidated statements of income. The interest and penalties for the fiscal year ended March 31, 2009, 2010 and 2011, respectively, had no material impact on its consolidated results of operations. The total gross accrued interest and penalty were ¥211 million and ¥396 million ($4,762 thousand) at March 31, 2010 and 2011, respectively.

NIDEC remains subject to income tax examination for the tax returns related to the years beginning on and after January 1, 2004, with various tax jurisdictions including Japan.